Other Assets	6 Months Ended
Apr. 30, 2024
Other Assets [Abstract]
Other Assets
NOTE 9: OTHER ASSETS
Other Assets
(millions of Canadian dollars) As at
April 30 October 31
2024 2023
Accounts receivable and other items
1
$ 13,309 $ 13,893
Accrued interest 5,580 5,504
Current income tax receivable 4,259 4,814
Defined benefit asset

936

1,254
Reinsurance contract assets 719 702
Prepaid expenses 2 1,607 1,462
Total 2 $ 26,410 $ 27,629
Includes assets related to disposal groups classified as held for sale in connection with the Cowen acquisition. Refer to Note 8 for further details.
2

Balances as at October 31, 2023 have been restated for the adoption of IFRS 17. Refer to Note 2 for details.